COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

February 20, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the Registrant)

Variable Portfolio – Aggressive Portfolio

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Managed Volatility Moderate Growth Fund

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Post-Effective Amendment No. 66

File Nos. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 66 (Amendment). This Amendment was filed electronically on December 7, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II